Share-based payments - Restricted Share Units Narrative (Details) - Restricted Share Units (RSU) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in (in shares)	0	446,000
Number of other equity instruments forfeited (in shares)	30,000	0
Number of other equity instruments settled (in shares)	118,355,000	0
Tax withheld | $	$ 250